Loans, Impaired Loans, and Allowance for Credit Losses (Summary of Allowance for Credit Losses) (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	$ 9,454	$ 9,589	$ 9,745	$ 9,141
Provision for credit losses	917	971	2,957	3,524
Write-offs, net of recoveries	(969)	(833)	(3,095)	(2,892)
Foreign exchange disposals and other adjustments	157	(22)	(48)	(68)
Allowance account for credit losses of financial assets, Balance at end of period	9,559	9,705	9,559	9,705
Loans [member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	8,419	8,613	8,689	8,094
Allowance account for credit losses of financial assets, Balance at end of period	8,508	8,682	8,508	8,682
Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	9,449	9,584	9,741	9,137
Provision for credit losses	918	972	2,957	3,524
Write-offs, net of recoveries	(969)	(833)	(3,095)	(2,892)
Foreign exchange disposals and other adjustments	156	(22)	(49)	(68)
Allowance account for credit losses of financial assets, Balance at end of period	9,554	9,701	9,554	9,701
Allowance For Credit Losses On Debt Securities [Member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	5	5	4	4
Provision for credit losses	(1)	(1)	0	0
Write-offs, net of recoveries	0	0	0	0
Foreign exchange disposals and other adjustments	1	0	1	0
Allowance account for credit losses of financial assets, Balance at end of period	5	4	5	4
Allowance For Credit Losses On Debt Securities [Member] | Debt securities at amortized cost [member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	2	3	2	3
Provision for credit losses	(1)	(1)	(1)	(1)
Write-offs, net of recoveries	0	0	0	0
Foreign exchange disposals and other adjustments	1	0	1	0
Allowance account for credit losses of financial assets, Balance at end of period	2	2	2	2
Allowance For Credit Losses On Debt Securities [Member] | Debt securities FVOCI [member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	3	2	2	1
Provision for credit losses	0	0	1	1
Write-offs, net of recoveries	0	0	0	0
Foreign exchange disposals and other adjustments	0	0	0	0
Allowance account for credit losses of financial assets, Balance at end of period	3	2	3	2
At Amortized Cost [Member] | Loans [member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	8,419	8,613	8,689	8,094
Allowance account for credit losses of financial assets, Balance at end of period	8,508	8,682	8,508	8,682
At FVOCI [Member] | Loans [member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	0	0	0	0
Allowance account for credit losses of financial assets, Balance at end of period	0	0	0	0
Allowance For Off Balance Sheet Insturments [Member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	1,030	971	1,052	1,043
Allowance account for credit losses of financial assets, Balance at end of period	1,046	1,019	1,046	1,019
Residential mortgages [member] | Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	420	348	357	365
Provision for credit losses	12	1	81	(14)
Write-offs, net of recoveries	(4)	(5)	(8)	(6)
Foreign exchange disposals and other adjustments	2	1	0	0
Allowance account for credit losses of financial assets, Balance at end of period	430	345	430	345
Consumer instalment and other personal [member] | Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	2,215	2,221	2,273	2,133
Provision for credit losses	307	280	935	1,016
Write-offs, net of recoveries	(342)	(293)	(1,003)	(934)
Foreign exchange disposals and other adjustments	26	3	1	(4)
Allowance account for credit losses of financial assets, Balance at end of period	2,206	2,211	2,206	2,211
Credit card [member] | Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	2,783	2,716	2,790	2,699
Provision for credit losses	425	401	1,304	1,302
Write-offs, net of recoveries	(436)	(394)	(1,267)	(1,265)
Foreign exchange disposals and other adjustments	56	5	1	(8)
Allowance account for credit losses of financial assets, Balance at end of period	2,828	2,728	2,828	2,728
Businesses and government [member] | Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	4,031	4,299	4,321	3,940
Provision for credit losses	174	290	637	1,220
Write-offs, net of recoveries	(187)	(141)	(817)	(687)
Foreign exchange disposals and other adjustments	72	(31)	(51)	(56)
Allowance account for credit losses of financial assets, Balance at end of period	$ 4,090	$ 4,417	$ 4,090	$ 4,417